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                             (SOUND SHORE FUND LOGO)
            TWO PORTLAND SQUARE, PORTLAND, ME 04101 - 1-800-754-8758
================================================================================
                                                                  March 31, 2004

Dear Shareholder:

     The Sound Shore Fund ended the first quarter of 2004 with a net asset value of $34.70. The Fund gained 3.55% for the quarter, while the Standard & Poor's 500 Index gained 1.69%, and the Dow Jones Industrial Average and NASDAQ Composite fell 0.32% and 0.46%, respectively. For the past ten years, the Fund has grown at a compound annual total return rate of 13.09%, surpassing the S&P 500's return of 11.68%. We are required by the SEC to say that: PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE FUND'S 1, 5, 10, AND 15 YEAR COMPOUND ANNUAL TOTAL RETURN RATES FOR THE PERIODS ENDING MARCH 31, 2004 WERE 46.59%, 7.51%, 13.09%, AND 12.75%, RESPECTIVELY. FOR THE
MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL 1-800-551-1980 OR VISIT THE FUND'S WEBSITE AT WWW.SOUNDSHOREFUND.COM.

     Over the past year, economists and market pundits have remained quite skeptical of the prospects for the economy and a better stock market. However, a very accommodative monetary policy has combined with strong fiscal stimulus, some pent-up demand, low inflation and a weak dollar to generate improving consumer confidence and economic growth. Productivity gains have, until the March report, dampened employment growth to a degree unseen in past expansions. Such hiring restraint has positively aided corporate profits. Indeed, S&P 500 operating earnings are forecast to have increased 18% in the first quarter of 2004, following a gain of 15% for 2003, enabling the trailing year earnings to surpass the June, 2000 prior record level which have fueled the substantial stock market gains.

     A distinguishing feature of the Fund's performance in the quarter was its breadth. Of the approximately 40 stocks in the portfolio, 11 rose more than 10 percent each, led by Aetna, Inc. ("Aetna"), Countrywide Financial Corp. ("Countrywide"), and Berkshire Hathaway, Inc., Class A ("Berkshire"). Aetna, which we discussed in depth in our last letter, raised earnings guidance for 2004 as they continue to control costs and gain market share. In general, financial stocks like Countrywide and Berkshire fared well as rates declined in the quarter in contrast to consensus expectations for increases.

     Conversely, only three stocks in the portfolio -- SPX Corp. ("SPX"), CenturyTel, Inc. ("CenturyTel"), and TRW Automotive Holdings Corp. ("TRW") -- declined more than 10 percent. The weakness in SPX, for example, was triggered by a reduction of the anticipated earnings per share due to increased pension and stock option compensation expenses. However, these charges should not affect the anticipated cash flows. We expect revenue growth to reaccelerate later this year, which should further enhance the company's strong fundamental position.

     Against an improving economic backdrop, we continue to research and own out-of-favor stocks with attractive valuations and "margins of safety" that suggest profitable investment outcomes. We remain confident in our abilities to find worthy candidates for investment, but wary and diligent in that pursuit.

     In closing, we note that the March issue of Morningstar's Fund Investor includes an article, "This Little-known Value Hound is a Long-term Winner" which highlights the Sound Shore Fund. Also in March, the Bloomberg Magazine ran a cover story on Berkshire which featured Sound Shore and several valuation metrics for Berkshire that we typically use in evaluating our holdings.

     As always, we appreciate your support and welcome any questions you may have.

Sincerely,

SOUND SHORE FUND

HARRY BURN, III
JOHN P. DEGULIS
T. GIBBS KANE, JR.
CO-PORTFOLIO MANAGERS

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                                        1
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================================================================================

     THE FUND'S AVERAGE ANNUAL TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. THE S&P 500 IS AN UNMANAGED INDEX REPRESENTING THE AVERAGE PERFORMANCE OF 500 WIDELY HELD, PUBLICLY TRADED, LARGE CAPITALIZATION STOCKS. THE DOW JONES INDUSTRIAL AVERAGE CONSISTS OF 30 STOCKS THAT ARE CONSIDERED TO BE MAJOR FACTORS IN THEIR INDUSTRIES AND THAT ARE WIDELY HELD BY INDIVIDUALS AND INSTITUTIONAL INVESTORS. THE NASDAQ COMPOSITE IS AN UNMANAGED INDEX REPRESENTING THE MARKET CAP WEIGHTED PERFORMANCE OF APPROXIMATELY 5,000 DOMESTIC COMMON STOCKS TRADED ON THE NASDAQ EXCHANGE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX OR AVERAGE.

     PERCENT  OF NET  ASSETS AS OF  3/31/04:  AETNA:  2.98%;  BERKSHIRE:  4.78%;
CENTURYTEL: 2.35%; COUNTRYWIDE: 2.91%; SPX: 2.89%; AND TRW: 1.51%.

     THE VIEWS IN THIS LETTER WERE THOSE OF THE FUND MANAGERS AS OF 3/31/04 AND MAY NOT NECESSARILY REFLECT THEIR VIEWS ON THE DATE THIS LETTER IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS (I) ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THE FUND'S PRESENT INVESTMENT METHODOLOGY AND (II) DO NOT CONSTITUTE INVESTMENT ADVICE. THIS LETTER MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT FUND PROSPECTUS. DISTRIBUTED BY FORUM FUND SERVICES, LLC. (4/04)

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                                        2

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SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (UNAUDITED)
MARCH 31, 2004
================================================================================

                                                                SHARE           MARKET
                                                                AMOUNT          VALUE
                                                              ----------    --------------
COMMON STOCK (94.9%)
------------------------------------------------------------------------------------------
BANKS (10.6%)
Comerica, Inc.                                                   435,000    $   23,629,200
Countrywide Financial Corp.                                      347,500        33,325,250
Federal Home Loan Mortgage Corp.                                 551,500        32,571,590
U.S. Bancorp                                                   1,138,000        31,465,700
                                                                            --------------
                                                                               120,991,740
                                                                            --------------
CONSUMER DISCRETIONARY (16.4%)
Dana Corp.                                                     1,142,000        22,680,120
Honda Motor Co., Ltd. ADR                                        993,500        22,989,590
Interpublic Group of Cos., Inc. +                              2,112,000        32,482,560
Liberty Media Corp., Class A +                                 3,193,500        34,968,825
McDonald's Corp.                                                 812,500        23,213,125
Time Warner, Inc. +                                            2,010,500        33,897,030
TRW Automotive Holdings Corp. +                                  795,000        17,307,150
                                                                            --------------
                                                                               187,538,400
                                                                            --------------
CONSUMER STAPLES (1.8%)
Safeway, Inc. +                                                1,007,500        20,734,350
                                                                            --------------
ENERGY (11.0%)
ConocoPhillips                                                   393,000        27,435,330
Devon Energy Corp.                                               598,000        34,773,700
Halliburton Co.                                                1,056,500        32,107,035
Marathon Oil Corp.                                               925,000        31,144,750
                                                                            --------------
                                                                               125,460,815
                                                                            --------------
HEALTH CARE (14.6%)
Aetna, Inc.                                                      380,500        34,138,460
Baxter International, Inc.                                     1,149,000        35,492,610
Cigna Corp.                                                      495,000        29,214,900
Laboratory Corp. of America Holdings +                           706,000        27,710,500
Omnicare, Inc.                                                   511,500        22,674,795
Quest Diagnostics, Inc.                                          213,000        17,642,790
                                                                            --------------
                                                                               166,874,055
                                                                            --------------

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                                       3
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SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (UNAUDITED)(CONTINUED)
MARCH 31, 2004
================================================================================

                                                                SHARE           MARKET
                                                                AMOUNT          VALUE
                                                              ----------    --------------
INDUSTRIALS (11.4%)
Equifax, Inc.                                                    622,500    $   16,072,950
L-3 Communications Holdings, Inc.                                432,000        25,695,360
SPX Corp.                                                        728,000        33,109,440
Textron, Inc.                                                    406,500        21,605,475
Tyco International Ltd.                                        1,186,000        33,978,900
                                                                            --------------
                                                                               130,462,125
                                                                            --------------
INSURANCE (10.2%)
AMBAC Financial Group, Inc.                                      204,500        15,088,010
Berkshire Hathaway, Inc., Class A +                                  586        54,673,800
Chubb Corp.                                                      465,500        32,370,870
MBIA, Inc.                                                       241,000        15,110,700
                                                                            --------------
                                                                               117,243,380
                                                                            --------------
MATERIALS (3.0%)
Georgia-Pacific Corp.                                          1,021,500        34,414,335
                                                                            --------------
PHARMACEUTICALS (2.3%)
Watson Pharmaceuticals, Inc.+                                    624,500        26,722,355
                                                                            --------------
TECHNOLOGY (7.6%)
Hewlett Packard Co.                                            1,228,000        28,047,520
Nokia Corp. ADR                                                1,322,500        26,820,300
Thermo Electron Corp. +                                        1,119,500        31,659,460
                                                                            --------------
                                                                                86,527,280
                                                                            --------------
TELECOMMUNICATIONS (4.3%)
CenturyTel, Inc.                                                 977,500        26,871,475
Citizens Communications Co. +                                  1,739,000        22,502,660
                                                                            --------------
                                                                                49,374,135
                                                                            --------------
UTILITIES (1.7%)
El Paso Corp.                                                  2,790,000        19,836,900
                                                                            --------------
TOTAL COMMON STOCK (COST $838,877,920)                                      $1,086,179,870
                                                                            --------------

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SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (UNAUDITED)(CONTINUED)
MARCH 31, 2004
================================================================================

                                                                SHARE           MARKET
                                                                AMOUNT          VALUE
                                                              ----------    --------------
SHORT-TERM HOLDINGS (7.1%)
------------------------------------------------------------------------------------------
CitiFunds Institutional Trust Cash Reserves -- Class O        22,827,431    $   22,827,431
CitiFunds Institutional Trust Liquid Reserves -- Class A      58,321,231        58,321,231
                                                                            --------------
TOTAL SHORT-TERM HOLDINGS (COST $81,148,662)                                $   81,148,662
                                                                            --------------
TOTAL INVESTMENTS (102.0%) (COST $920,026,582)                              $1,167,328,532
OTHER ASSETS LESS LIABILITIES (-2.0%)                                          (23,115,695)
                                                                            --------------
NET ASSETS (100.0%) (32,977,570 SHARES OUTSTANDING)                         $1,144,212,837
                                                                            ==============
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)                   $        34.70
                                                                            ==============

+ Non-income producing security.

 ADR -- American Depository Receipts.

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[SOUND SHORE FUND LOGO]

INVESTMENT ADVISER

Sound Shore Management, Inc.
Greenwich, Connecticut

ADMINISTRATOR

Forum Administrative Services, LLC
Portland, Maine

DISTRIBUTOR

Forum Fund Services, LLC
Portland, Maine

TRANSFER AND
DISTRIBUTION PAYING AGENT

Forum Shareholder Services, LLC
Portland, Maine

CUSTODIAN

Citibank, N.A.
New York, New York

COUNSEL

Dechert LLP
New York, New York

INDEPENDENT CERTIFIED
PUBLIC ACCOUNTANTS

Deloitte & Touche LLP
Boston, Massachusetts

This report is submitted for the general                QUARTERLY LETTER TO
information of the shareholders of the Fund. It         SHAREHOLDERS
is not authorized for distribution to prospective       (UNAUDITED)
investors in the Fund unless preceded or
accompanied by an effective prospectus,                 MARCH 31, 2004
which includes information regarding the
Fund's objectives and polices, experience of its management, marketability of shares, and other information.

SOUND SHORE FUND, INC.                                  (SOUND
                                                        SHORE
Two Portland Square                                     FUND LOGO)
Portland, ME 04101
http://www.soundshorefund.com


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